Employee Benefit Plans (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Abstract]
Outstanding at beginning of year, Shares	97,792	90,474	92,953
Granted, Shares	21,800	19,150	16,050
Exercised, Shares		(7,207)	(1,890)
Forfeited, Shares	(35,662)	(4,625)	(16,639)
Outstanding at end of year, Shares	83,930	97,792	90,474
Options exercisable at year-end, Shares	43,079	68,361	67,685
Outstanding at beginning of year, Weighted average exercise price	$ 19.04	$ 18.85	$ 18.83
Granted, Weighted average exercise price	$ 17.65	$ 18.00	$ 17.75
Exercised, Weighted average exercise price		$ 14.47	$ 14.37
Forfeited, Weighted average exercise price	$ 19.45	$ 17.89	$ 18.20
Outstanding at end of year, Weighted average exercise price	$ 18.50	$ 19.04	$ 18.85
Weighted-average fair value of options granted during the year	$ 1.75	$ 1.98	$ 1.91
Intrinsic value of options exercised during the year		$ 24,444	$ 7,070
Intrinsic value of options outstanding and exercisable at December 31, 2013	$ 5,309